Related party transactions (Tables)	9 Months Ended
May 31, 2026
Related party transactions
Schedule of disaggregated expected settlement machanism

		Discounted
	Number of	receivable
Expected settlement mechanism	properties	$
Sale to third party (cash settlement)	3	5,577,163
Transfer to the Company (non-cash settlement)	1	979,151
Total Proceeds receivable from related party	4	6,556,314

Schedule of related party transactions and the amounts due to and from related parties

	Three-month	Three-month	Nine-month	Nine-month
	period ended	period ended	period ended	period ended
	May 31,	May 31,	May 31,	May 31,
	2026	2025	2026	2025
	$	$	$	$
Expenses

Research and development
Mac Engineering, SASU	—	—	—	997,479

Interest expense
Roger Moore	74,913	—	224,161	—

Rent expense
California Electric Boat Company	52,979	48,942	156,604	146,827
Marine Ventures LLC	—	—	143,720	—

Income booked through Contributed Surplus

Management fees
Marine Ventures LLC	—	—	159,269	—

	Three-month	Three-month	Nine-month	Nine-month
	period ended	period ended	period ended	period ended
	May 31,	May 31,	May 31,	May 31,
	2026	2025	2026	2025
	$	$	$	$
Salaries and benefits	481,347	264,414	1,372,487	778,813
Share-based payments – capital stock	—	11,377	29,588	199,227
Share-based payments – RSUs	18,270	—	49,250	—
Share-based payments – stock options	1,825	2,820	8,395	14,703
	501,442	278,611	1,459,720	992,743

	As at	As at
	May 31,	August 31,
	2026	2025
	$	$
Amounts due from related parties included in share subscription receivable
9335-1427 Quebec Inc.	—	18,193
Alexandre Mongeon	—	10,333
	—	28,526

Amounts prepaid by related parties included in prepaid expenses and deposits to suppliers
Marine Ventures LLC	133,775	—
	133,775	—

Amounts due to (from) related parties
Alexandre Mongeon	(12,133)	—
Roger Moore	10,000	—
Jesse Coors	50,000	—
	47,867	—

Amounts due to related parties included in trade and other payable
Alexandre Mongeon	11,538	16,946
Raffi Sossoyan	3,843	7,277
Roger Moore*	33,986	19,520
Maxime Poudrier	2,885	—
Daniel Rathe	3,077	6,154
Marine Ventures LLC	97,667	—
1925 Holiday Holdings LLC	131,601	—
Palm City Marine LLC	34,022	—
NVPB Marina Holdings LLC	24,973	—
NV FL 1440 Holdings LLC	111,900	—
NV FL Holdings LLC	400,567	—
	856,059	49,897

*includes interest payable at May 31, 2026 of $27,255 (August 31, 2025 - $6,058)

	As at	As at
	May 31,	August 31,
	2026	2025
	$	$
Proceeds receivable from related parties
Non-interest bearing demand note receivable from Marine Ventures LLC	—	3,422,154
Contingent receivable from Marine Ventures LLC	6,556,314	6,967,763
	6,556,314	10,389,917

Purchase consideration payable to related party
Initial Convertible Note due to Roger Moore (note 16)	3,229,563	3,111,810
Subsequent Convertible Note due to Roger Moore (note 16)	821,339	653,262
Real Estate Note due to Roger Moore (note 16)	1,609,019	1,283,434
	5,659,921	5,048,506